ROYALTIES, AND MINING AND INCOME TAX - Rate reconciliation (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Tax on loss before tax at maximum South African statutory company tax rate	R (9,934.3)	R 364.1	R 402.3
South African mining tax formula rate adjustment	117.7	(192.6)	(53.0)
US statutory tax rate adjustment	550.3	205.4	19.4
Non-deductible amortisation and depreciation	(14.4)	(14.7)	(21.2)
Non-taxable dividend received	21.0	2.1	15.4
Non-deductible finance expense	89.4	(86.3)	(118.2)
Non-deductible share-based payments	(44.2)	(81.3)	(78.9)
(Non-deductible loss)/non-taxable gain on fair value of financial instruments	(890.3)	(571.1)	136.9
(Non-deductible loss)/non-taxable gain on foreign exchange differences	3.1		250.3
Non-taxable share of results of equity-accounted investees	475.9	201.9	96.4
Non-deductible impairments	33.5	(21.9)	(123.2)
Non-taxable gain on acquisition		308.8
Non-deductible transaction costs	(49.5)	(94.4)	(110.0)
Tax adjustment in respect of prior periods	133.1	12.4	51.4
Net other non-taxable income and non-deductible expenditure	257.7	533.5	121.0
Change in estimated deferred tax rate	(54.0)	1,551.0	(1,295.2)
Deferred tax assets not recognised	4,446.8	(383.9)	(377.2)
Total mining and income tax	R (4,858.2)	R 1,733.0	R (1,083.8)
Average effective tax rate	13.70%	133.30%	(75.40%)
Reversal of uncertain tax related to interest limitation	R 181.5
South Africa
Royalties, and mining and income tax and deferred tax
Applicable tax rate	28.00%